Fees (Details)	12 Months Ended
Dec. 31, 2013
Quarterly Rate [Member]
Fees (Details) [Line Items]
Advisors Incentive Fee as a Percentage of New Trading Profit	25.00%
Minimum [Member] | Monthly Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.08333%
Maximum [Member] | Annual Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	1.00%